UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End September 30, 2006

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Veredus Asset Management LLC
Address:    6060 Dutchmans Lane Suite 320
            Louisville, KY 40205

Form 13F File Number: 28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James R. Jenkins
Title:      V.P. & Chief Operating Officer
Phone:      (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS           LOUISVILLE, KENTUCKY               October 16, 2006
----------------           --------------------               ----------------
  [Signature]                 [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                     ----------

Form 13F Information Table Entry Total:              99
                                                     ----------

Form 13F Information Table Value Total:              $2,081,435
                                                     ----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        VALUE                SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
              NAME                  TITLE    CUSIP      (000s)      SHARES   PRN CALL    DISCRTN   MGRS     SOLE     SHARE    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD CL-A                  com    g1150g111      1,329      41,900  SH            SOLE              41,900
ADAMS RESPIRATORY THERAPEUTICS INC  com    00635P107     56,863   1,554,050  SH            SOLE           1,413,900          140,150
ADOBE SYSTEMS INC                   com    00724f101      1,229      32,800  SH            SOLE              32,800
ADVANCED ENERGY INDUSTRIES INC      com    007973100     34,088   1,999,275  SH            SOLE           1,818,600          180,675
AIRTRAN HLDGS INC                   com    00949p108     58,800   5,927,420  SH            SOLE           5,409,283          518,137
AKAMAI TECHNOLGIES                  com    00971T101     11,643     232,900  SH            SOLE             232,900
ALLSTATE CORP                       com    020002101      1,010      16,100  SH            SOLE              16,100
AMERICAN COMMERICAL LINES INC       com    025195207     29,102     489,525  SH            SOLE             445,700           43,825
AMERICAN RAILCAR INDUSTRIES         com    02916P103     25,265     867,925  SH            SOLE             789,975           77,950
AMGEN INC                           com    031162100      2,010      28,100  SH            SOLE              28,100
AMKOR TECHNOLOGY                    com    031652100     25,698   4,989,950  SH            SOLE           4,570,150          419,800
ANSYS INC.                          com    03662Q105     51,654   1,169,165  SH            SOLE           1,063,515          105,650
APPLE COMPUTER INC                  com    037833100      1,478      19,200  SH            SOLE              19,200
AQUANTIVE INC.                      com    03839G105     52,444   2,220,325  SH            SOLE           2,019,975          200,350
ASE TEST LTD                        com    Y02516105     15,396   1,802,800  SH            SOLE           1,637,325          165,475
ASPEN TECHNOLOGY INC                com    045327103     17,343   1,588,225  SH            SOLE           1,448,600          139,625
ASSURANT INC                        com    04621X108      4,038      75,600  SH            SOLE              75,600
BANK OF AMERICA CORPORATION         com    060505104      1,109      20,700  SH            SOLE              20,700
BE AEROSPACE                        com    073302101     53,586   2,540,825  SH            SOLE           2,316,525          224,300
BEST BUY COMPANY  INC               com    086516101      2,699      50,400  SH            SOLE              50,400
CB RICHARD ELLIS GROUP INC          com    12497T101      9,946     404,300  SH            SOLE             404,300
CHICAGO MERCANTILE EXCHANGE         com    167760107      2,439       5,100  SH            SOLE               5,100
CHIPOTLE MEXICAN GRILL INC          com    169656105     42,662     858,900  SH            SOLE             786,775           72,125
CHRISTOPHER & BANKS                 com    171046105      9,274     314,600  SH            SOLE             286,900           27,700
CHUBB CP                            com    171232101        499       9,600  SH            SOLE               9,600
CIRCUIT CITY                        com    172737108     15,774     628,200  SH            SOLE             628,200
CISCO SYSTEMS INC.                  com    17275r102      1,255      54,600  SH            SOLE              54,600
COLDWATER CREEK, INC.               com    193068103     29,132   1,012,946  SH            SOLE             923,158           89,788
CORRECTIONS CORP OF AMERICA         com    22025Y407     15,231     352,159  SH            SOLE             325,835           26,324
COSI INC.                           com    22122P101     12,301   2,294,950  SH            SOLE           2,088,525          206,425
CROCS INC                           com    227046109     25,738     758,125  SH            SOLE             690,775           67,350
CSX CORPORATION                     com    126408103        709      21,600  SH            SOLE              21,600
CYMER INC.                          com    232572107     15,082     343,475  SH            SOLE             314,525           28,950
DICK'S SPORTING GOODS               com    253393102     17,200     377,850  SH            SOLE             344,725           33,125
DSP GROUP INC                       com    23332B106     10,146     444,025  SH            SOLE             404,100           39,925
EMCOR GROUP INC                     com    29084Q100     29,302     534,325  SH            SOLE             487,550           46,775
ENCORE WIRE CORP                    com    292562105     25,420     720,325  SH            SOLE             657,075           63,250
FLUOR CORP                          com    343412102      1,323      17,200  SH            SOLE              17,200
GAMESTOP                            com    36467W109      7,696     166,300  SH            SOLE             166,300
GARMIN LTD                          com    G37260109        395       8,100  SH            SOLE               8,100
GENERAL CABLE CORP                  com    369300108     23,436     613,346  SH            SOLE             556,146           57,200
GILEAD SCIENCES INC                 com    375558103      3,672      53,400  SH            SOLE              53,400
GOOGLE INC                          com    38259P508        543       1,350  SH            SOLE               1,350
GRANITE CONSTRUCTION INC.           com    387328107     29,917     560,775  SH            SOLE             511,675           49,100
GUESS? INC                          com    401617105     23,206     478,175  SH            SOLE             434,425           43,750
H&E EQUIPMENT                       com    404030108     17,066     699,725  SH            SOLE             637,450           62,275
HARSCO CORP                         com    415864107      9,962     128,300  SH            SOLE             128,300
HEARTLAND OIL AND GAS               com    42235Q101         57     667,300  SH            SOLE             667,300
HEICO CORP                          com    422806109     15,313     446,450  SH            SOLE             411,375           35,075
HITTITE MICROWAVE CORP              com    43365Y104     15,440     346,975  SH            SOLE             315,825           31,150
HOLOGIC INC                         com    436440101     49,868   1,145,875  SH            SOLE           1,041,650          104,225
INFRASOURCE SERVICES INC.           com    45684P102     32,522   1,853,125  SH            SOLE           1,685,500          167,625
INTEVAC INC.                        com    461148108     15,892     945,975  SH            SOLE             875,125           70,850
INTL GAME TECHNOLOGY                com    459902102      1,266      30,500  SH            SOLE              30,500
INTUITIVE SURGICAL INC              com    46120e602     44,496     421,965  SH            SOLE             385,240           36,725
ITRON INC.                          com    465741106     73,756   1,321,785  SH            SOLE           1,203,785          118,000
JACOBS ENGR GROUP INC               com    469814107      8,833     118,200  SH            SOLE             118,200
KYPHON INC                          com    501577100     23,388     625,000  SH            SOLE             569,875           55,125
LAMSON & SESSIONS CO.               com    513696104     29,527   1,239,575  SH            SOLE           1,126,375          113,200
LAZARD LTD                          com    G54050102     57,533   1,439,050  SH            SOLE           1,308,450          130,600
LIFECELL CORP                       com    531927101     50,957   1,581,525  SH            SOLE           1,437,675          143,850
LONGS DRUG STORES CORP              com    543162101     56,646   1,231,175  SH            SOLE           1,118,950          112,225
MANITOWOC COMPANY INC               com    563571108     36,088     805,725  SH            SOLE             735,450           70,275
MASTEC INC                          com    576323109      4,949     447,025  SH            SOLE             405,275           41,750
MEDCO HEALTH SOLUTIONS INC          com    58405U102      1,202      20,000  SH            SOLE              20,000
MIDWEST AIR GROUP INC.              com    597911106        240      30,500  SH            SOLE              30,500
MOBILE MINI INC                     com    60740f105     32,648   1,149,175  SH            SOLE           1,043,575          105,600
MONEYGRAM INTERNATIONAL INC.        com    60935Y109     18,367     632,050  SH            SOLE             576,200           55,850
MORGAN STANLEY DEAN WITTER          com    617446448      2,442      33,500  SH            SOLE              33,500
NETLOGIC MICROSYSTEMS               com    64118B100     35,431   1,396,575  SH            SOLE           1,274,325          122,250
NOKIA CORP                          com    654902204      1,788      90,800  SH            SOLE              90,800
OMNICELL                            com    68213N109     34,464   1,926,425  SH            SOLE           1,753,975          172,450
PAREXEL INTL CORP                   com    699462107     15,936     481,600  SH            SOLE             440,575           41,025
PERINI CORP                         com    713839108     20,692     990,975  SH            SOLE             902,325           88,650
PETROQUEST ENERGY INC               com    716748108      8,198     786,000  SH            SOLE             715,350           70,650
PHARM PROD DEV                      com    717124101      9,137     256,000  SH            SOLE             256,000
PRECISION CASTPARTS CORP            com    740189105      2,318      36,700  SH            SOLE              36,700
QUANTA SERVICES INC                 com    74762E102     44,518   2,640,475  SH            SOLE           2,401,625          238,850
RADIANT SYSTEMS INC                 com    75025N102     19,501   1,614,350  SH            SOLE           1,466,675          147,675
RENAISSANCERE HOLDINGS LTD          com    G7496G103      8,674     156,000  SH            SOLE             156,000
RESTORE MEDICAL                     com    76128C100      2,504     371,000  SH            SOLE             337,700           33,300
RUTH'S CHRIS STEAK HOUSE            com    783332109     24,665   1,310,575  SH            SOLE           1,193,275          117,300
SCHERING PLOUGH CORP                com    806605101      2,134      96,600  SH            SOLE              96,600
SHAW GROUP                          com    820280105     16,547     699,975  SH            SOLE             636,100           63,875
STERLING CONSTRUCTION CO. INC.      com    859241101      5,808     289,550  SH            SOLE             263,475           26,075
STEVEN MADDEN LTD                   com    556269108     17,940     457,175  SH            SOLE             415,725           41,450
Shire PLC (ADS)                     com    82481R106      1,729      35,000  SH            SOLE              35,000
TRAMMELL CROW CO                    com    89288R106     33,605     920,440  SH            SOLE             836,965           83,475
TRIDENT MICROSYSTEMS                com    895919108     88,478   3,803,875  SH            SOLE           3,474,550          329,325
TRINITY INDUSTRIES INC              com    896522109     25,797     801,900  SH            SOLE             729,950           71,950
TRIQUINT SEMICONDUCTOR              com    89674k103     13,056   2,510,850  SH            SOLE           2,301,000          209,850
UNDER ARMOUR INC (CI A)             com    904311107     40,075   1,001,375  SH            SOLE             910,075           91,300
URS CORP                            com    903236107     67,804   1,743,475  SH            SOLE           1,618,950          124,525
US AIRWAYS GROUP INC                com    90341W108      6,765     152,600  SH            SOLE             152,600
WASHINGTON GROUP                    com    938862208     43,573     740,275  SH            SOLE             684,425           55,850
WASTE MANAGEMENT INC                com    94106l109      2,355      64,200  SH            SOLE              64,200
WET SEAL INC-CL A                   com    961840105     40,754   6,637,500  SH            SOLE           6,067,900          569,600
XYRATEX LTD                         com    G98268108     22,292   1,169,550  SH            SOLE           1,063,750          105,800
ZUMIEZ INC                          com    989817101     27,357   1,013,225  SH            SOLE             922,725           90,500

                                                      2,081,435                                                            7,417,849